MORGAN STANLEY DEAN WITTER EQUITY FUND
                                Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS May 31, 2000

DEAR SHAREHOLDER:

The 12-month period ended May 31, 2000, began with a reversal of the significant domestic economic stimuli in place following the aftermath of the Asian crisis of 1997-1998. Interest rates and oil prices, which had both dropped significantly throughout 1998, had started to climb by the spring of 1999. This change was in response to almost unprecedented domestic growth combined with a revitalized global economy. The Federal Reserve Board also began to apply restraint in the face of inflationary pressures brought on by record low unemployment, rising commodity prices and historic peaks of consumer confidence. In an attempt to slow the economy, the Federal Reserve raised the federal funds rate six times, to 6.50 percent, a nine-year high. Because of the inherent lag of these Fed actions, it is only recently that the economy has begun to show signs of a slowdown. At this point, the markets appear to be discounting a reasonably successful soft landing, with little additional Fed tightening anticipated for the remainder of the calendar year.

In the period under review, the stock market, as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500) returned 10.47 percent. The market's total return was dominated by technology issues across all capitalization ranges. Without the technology sector, the total returns of the market were negative for the year. Just as technology propelled the market upward for much of the year, it likewise dragged it down in the last few months. For the first five months of 2000, the S&P 500 was off nearly three percentage points and technology, accounting for less than one-third of the index's market weight, contributed more than half of the index's decline.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended May 31, 2000, Morgan Stanley Dean Witter Equity Fund's Class A, B, C and D shares returned 10.12 percent, 9.32 percent, 9.31 percent and 10.43 percent, respectively. During the same period, the S&P 500 returned 10.47 percent. The performance of the four classes varies because of differing expenses. Total return figures

MORGAN STANLEY DEAN WITTER EQUITY FUND
assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Solid performance in the dominant investment themes discussed below produced good results for the year. Performance was inhibited by the portfolio's stock selection within three market sectors: heavy industry, health care and financial services.

According to Miller Anderson & Sherrerd (MAS), the Fund's sub-advisor, the dominant investment themes during the year were within technology and telecommunications (i.e., internet backbone, telecom equipment and e-business software services), energy (i.e., oil-drilling equipment and services, such as Smith International and Nabors Industries) and consumer services (principally broadcast/media companies like AT&T-Liberty Media and News Corp.). These strategies were successfully executed while the market was receptive and produced nearly 70 percent of the portfolio's return for the year. Technology, though underweighted on average for the year, was an especially effective strategy, producing more than 45 percent of the total return for the portfolio. Among the Fund's holdings in this sector were Qualcomm, JDS Uniphase, Cisco Systems and Oracle.

Over the last four months of the fiscal year, the portfolio adopted a more defensive posture. By May 31, 2000, technology and consumer services weightings had been trimmed back to moderately underweighted core positions due to valuation concerns. Among the Fund's three 1999-2000 overweighted strategies, only the energy theme has remained substantially intact. MAS has maintained the portfolio's energy overweighting on the conviction that the equipment order/deployment cycle of the energy majors is not yet exhausted and will further benefit the supplier/service regions of the energy sector. Over this recent four-month period of market consolidation, overweighted positions among heavy industry companies have been further built in companies that MAS believes are demonstrating improved abilities to compete in the new economy, such as Tyco International and Dover. Complementing these value-sector strategies are modest overweightings in defensive growth sectors (e.g., health care, beverages, personal products and retailing), which MAS believes are likely to benefit if there is reduced interest among growth investors in technology sector volatility.

LOOKING AHEAD

MAS, along with all other market participants (including the Federal Reserve), is evaluating the response of the economy to over eighteen months of rising interest rates and a more restrictive monetary policy. The possibility of a slowdown has already had a large impact on the market in terms of sector shifts and volatility. Even as value sector investors are feeling more optimistic about near-term

MORGAN STANLEY DEAN WITTER EQUITY FUND
signs that this year's rotation to value will be more durable than last year's, opportunities in the newly revalued technology space continue to remain alluring. MAS believes that the Fund has a distinct advantage of being able to position itself in any type of market. It is style balanced and diversified, comprised as well of reasonably valued stocks of companies with attractive earnings dynamics.

We appreciate your ongoing support of Morgan Stanley Dean Witter Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER EQUITY FUND

FUND PERFORMANCE May 31, 2000


     GROWTH OF $10,000
     ($ in Thousands)
[LINE GRAPH]

                                     CLASS A             CLASS B             CLASS C             CLASS D             S&P 500(4)
                                     -------             -------             -------             -------             -------
July 29, 1998                          9475               10000               10000               10000               10000
May 31, 1999                          11143               11690               11710               11790               11720
May 31, 2000                          12270(3)            12380(3)            12800(3)            13020(3)            12947

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                      10.12%(1)   4.34%(2)
Since Inception (7/29/98)   15.09%(1)  11.76%(2)

               CLASS C SHARES+
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                       9.31%(1)   8.31%(2)
Since Inception (7/29/98)   14.36%(1)  14.36%(2)

               CLASS B SHARES**
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                       9.32%(1)   4.32%(2)
Since Inception (7/29/98)   14.26%(1)  12.30%(2)

               CLASS D SHARES#
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                      10.43%(1)
Since Inception (7/29/98)   15.42%(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on May 31,
     2000.
(4)  The Standard & Poor's 500 Composite Stock Price Index (S&P
     500) is a broad-based index, the performance of which is
     based on the average performance of 500 widely held common stocks. The performance of the index does not include any
     expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER EQUITY FUND

PORTFOLIO OF INVESTMENTS May 31, 2000

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON AND PREFERRED STOCKS (96.7%)
            Alcoholic Beverages (0.9%)
  49,200    Anheuser-Busch Companies,
             Inc.                          $  3,813,000
                                           ------------

            Aluminum (0.2%)
  15,222    Alcoa, Inc. .................       889,536
                                           ------------
            Beverages - Non-Alcoholic (1.9%)
  88,900    Coca Cola Co. ...............     4,745,038
  75,100    PepsiCo, Inc. ...............     3,055,631
                                           ------------
                                              7,800,669
                                           ------------

            Biotechnology (1.3%)
  37,100    Amgen Inc.*..................     2,360,488
  29,000    Genentech, Inc.*.............     3,113,875
                                           ------------
                                              5,474,363
                                           ------------

            Building Materials/DIY Chains (1.0%)
  84,650    Home Depot, Inc. (The).......     4,131,978
                                           ------------
            Building Products (0.5%)
 104,800    Masco Corp. .................     2,063,250
                                           ------------

            Cable Television (1.6%)
  17,600    AT&T Corp. - Liberty Media
             Group (Class A)*............       779,900
  34,700    Comcast Corp. (Class A
             Special)*...................     1,314,263
  28,000    EchoStar Communications Corp.
             (Class A)*..................     1,118,250
  51,700    MediaOne Group, Inc.*........     3,454,206
                                           ------------
                                              6,666,619
                                           ------------
            Cellular Telephone (1.0%)
  39,800    Sprint Corp. (PCS Group)*....     2,208,900
  40,950    Vodafone AirTouch PLC (ADR)
             (United Kingdom)............     1,876,022
                                           ------------
                                              4,084,922
                                           ------------

            Clothing/Shoe/Accessory Stores (1.2%)
 140,800    Gap, Inc. (The)..............     4,936,800
                                           ------------
            Computer Communications (2.4%)
 175,800    Cisco Systems, Inc.*.........    10,009,613
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Computer Software (5.3%)
  21,900    Citrix Systems, Inc.*........  $  1,152,488
  58,100    Computer Associates
             International, Inc. ........     2,992,150
 167,700    Microsoft Corp.*.............    10,481,249
  92,900    Oracle Corp.*................     6,671,381
   6,500    Veritas Software Corp.*......       756,844
                                           ------------
                                             22,054,112
                                           ------------

            Computer/Video Chains (1.1%)
  21,600    Best Buy Co., Inc.*..........     1,382,400
  27,100    Circuit City Stores, Inc. -
             Circuit City Group..........     1,349,919
  45,300    RadioShack Corp. ............     1,922,419
                                           ------------
                                              4,654,738
                                           ------------

            Construction/Agricultural Equipment/Trucks
             (0.8%)
  46,100    Caterpillar, Inc. ...........     1,763,325
  35,300    Deere & Co. .................     1,467,156
                                           ------------
                                              3,230,481
                                           ------------

            Contract Drilling (3.0%)
  89,700    Global Marine, Inc.*.........     2,539,631
 105,400    Nabors Industries, Inc.*.....     4,532,200
 131,000    R & B Falcon Corp.*..........     3,070,313
  56,800    Santa Fe International
             Corp. ......................     2,204,550
                                           ------------
                                             12,346,694
                                           ------------

            Discount Chains (2.6%)
 100,900    Costco Wholesale Corp.*......     3,222,494
 128,900    Wal-Mart Stores, Inc.........     7,427,862
                                           ------------
                                             10,650,356
                                           ------------

            Diversified Electronic Products (0.2%)
  10,300    JDS Uniphase Corp.*..........       905,756
                                           ------------

            Diversified Financial Services (3.4%)
 101,000    American Express Co. ........     5,435,062
 139,625    Citigroup, Inc. .............     8,682,929
                                           ------------
                                             14,117,991
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Diversified Manufacturing (4.3%)
  50,300    Dover Corp. .................  $  2,338,950
  98,400    Honeywell International,
             Inc. .......................     5,381,250
  31,400    Minnesota Mining &
             Manufacturing Co. ..........     2,692,550
 158,000    Tyco International Ltd.
             (Bermuda)...................     7,435,874
                                           ------------
                                             17,848,624
                                           ------------

            Drugstore Chains (0.5%)
  49,700    CVS Corp. ...................     2,161,950
                                           ------------
            E.D.P. Peripherals (0.9%)
  23,900    EMC Corp.*...................     2,779,869
  12,500    Network Appliance, Inc.*.....       806,250
                                           ------------
                                              3,586,119
                                           ------------
            E.D.P. Services (0.9%)
  59,600    Electronic Data Systems
             Corp. ......................     3,833,025
                                           ------------

            Electronic Data Processing (4.7%)
 182,000    Compaq Computer Corp. .......     4,777,499
 233,900    Dell Computer Corp.*.........    10,086,937
  19,800    International Business
             Machines Corp. .............     2,124,788
  34,600    Sun Microsystems, Inc.*......     2,651,225
                                           ------------
                                             19,640,449
                                           ------------

            Electronic Production Equipment (0.7%)
  27,300    Applied Materials, Inc.*.....     2,279,550
  17,600    Celestica, Inc.*.............       819,500
                                           ------------
                                              3,099,050
                                           ------------

            Finance Companies (0.9%)
  10,600    Capital One Financial
             Corp. ......................       500,850
  58,400    Freddie Mac..................     2,598,800
  21,900    SLM Holding Corp. ...........       737,756
                                           ------------
                                              3,837,406
                                           ------------

            Food Chains (0.5%)
  46,000    Safeway Inc.*................     2,121,750
                                           ------------

            Hospital/Nursing Management (1.4%)
 129,900    HCA - The Healthcare Corp....     3,507,300
  85,500    Tenet Healthcare Corp.*......     2,190,938
                                           ------------
                                              5,698,238
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Insurance Brokers/Services (1.0%)
  36,500    AON Corp. ...................  $  1,282,063
  26,600    Marsh & McLennan Companies,
             Inc. .......................     2,927,662
                                           ------------
                                              4,209,725
                                           ------------

            Integrated Oil Companies (3.0%)
  55,800    Exxon Mobil Corp. ...........     4,648,838
  84,500    Royal Dutch Petroleum Co.
             (Netherlands)...............     5,275,969
  42,300    Texaco, Inc. ................     2,429,606
                                           ------------
                                             12,354,413
                                           ------------

            Internet Services (1.7%)
  90,800    America Online, Inc.*........     4,812,400
  19,500    Yahoo! Inc.*.................     2,203,500
                                           ------------
                                              7,015,900
                                           ------------

            Investment Bankers/Brokers/Services (1.0%)
  26,800    Merrill Lynch & Co., Inc. ...     2,643,150
  55,950    Schwab (Charles) Corp. ......     1,608,563
                                           ------------
                                              4,251,713
                                           ------------

            Life Insurance (0.3%)
  19,900    American General Corp. ......     1,274,844
                                           ------------

            Major Banks (2.5%)
  65,400    Bank of America Corp. .......     3,633,788
  89,800    Bank of New York Co.,
             Inc. .......................     4,214,987
  29,900    Chase Manhattan Corp.
             (The).......................     2,233,156
   2,100    SunTrust Banks, Inc. ........       125,475
                                           ------------
                                             10,207,406
                                           ------------

            Major Chemicals (1.2%)
  34,700    Du Pont (E.I.) de Nemours &
             Co., Inc. ..................     1,700,300
 100,000    Rohm & Haas Co. .............     3,412,500
                                           ------------
                                              5,112,800
                                           ------------

            Major Pharmaceuticals (7.2%)
  44,700    American Home Products
             Corp. ......................     2,408,213
  26,000    Bristol-Myers Squibb Co. ....     1,431,625
  30,400    Johnson & Johnson............     2,720,800
  39,000    Lilly (Eli) & Co. ...........     2,968,875
  50,200    Merck & Co., Inc. ...........     3,746,174
  54,700    Pfizer, Inc. ................     2,437,569
  67,700    Pharmacia Corp. .............     3,516,169

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
  48,900    Schering-Plough Corp. .......  $  2,365,538
  68,400    Warner-Lambert Co. ..........     8,353,349
                                           ------------
                                             29,948,312
                                           ------------

            Major U.S. Telecommunications (5.3%)
  70,559    AT&T Corp. ..................     2,447,515
  70,900    Bell Atlantic Corp. .........     3,748,838
 156,472    SBC Communications, Inc. ....     6,835,870
  80,000    Sprint Corp. (FON Group).....     4,840,000
 113,103    WorldCom, Inc.*..............     4,248,431
                                           ------------
                                             22,120,654
                                           ------------
            Media Conglomerates (2.9%)
  55,500    Disney (Walt) Co. ...........     2,341,406
 108,400    News Corporation Ltd. (The)
             (Pref.) (ADR) (Australia)...     4,247,926
  44,300    Time Warner Inc. ............     3,496,931
  31,600    Viacom, Inc. (Class B).......     1,959,200
                                           ------------
                                             12,045,463
                                           ------------
            Medical Equipment & Supplies (0.6%)
  46,900    Medtronic, Inc. .............     2,421,213
                                           ------------

            Medical Specialties (1.8%)
  27,800    Baxter International,
             Inc. .......................     1,848,700
  52,700    Guidant Corp.*...............     2,667,938
  55,700    PE Corporation-PE Biosystems
             Group.......................     3,091,350
                                           ------------
                                              7,607,988
                                           ------------
            Medical/Nursing Services (0.1%)
  32,700    Healthsouth Corp.*...........       210,506
                                           ------------

            Mid-Sized Banks (0.7%)
 110,600    Firstar Corp. ...............     2,827,213
                                           ------------
            Military/Gov't/Technical (0.1%)
   5,544    General Motors Corp. (Class
             H)*.........................       545,738
                                           ------------
            Motor Vehicles (0.5%)
  19,500    Ford Motor Co. ..............       946,969
  15,794    General Motors Corp..........     1,113,477
                                           ------------
                                              2,060,446
                                           ------------

            Movies/Entertainment (0.0%)
   5,900    Liberty Digital, Inc. (Class
             A)*.........................       185,850
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Multi-Line Insurance (1.3%)
  49,000    American International Group,
             Inc. .......................  $  5,515,563
                                           ------------

            Multi-Sector Companies (4.3%)
 337,300    General Electric Co. ........    17,750,412
                                           ------------

            Oil/Gas Transmission (0.6%)
  43,100    Coastal Corp. ...............     2,645,263
                                           ------------

            Oilfield Services/Equipment (1.7%)
 108,100    Halliburton Co. .............     5,513,100
  21,200    Smith International, Inc.*...     1,676,125
                                           ------------
                                              7,189,225
                                           ------------

            Other Telecommunications (0.8%)
  48,400    Global Crossing Ltd.
             (Bermuda)*..................     1,213,025
  53,900    Qwest Communications
             International, Inc.*........     2,280,644
                                           ------------
                                              3,493,669
                                           ------------

            Package Goods/Cosmetics (2.3%)
 112,100    Avon Products, Inc. .........     4,631,131
  50,900    Kimberly-Clark Corp. ........     3,079,450
  29,800    Procter & Gamble Co. ........     1,981,700
                                           ------------
                                              9,692,281
                                           ------------

            Packaged Foods (0.6%)
  65,200    General Mills, Inc. .........     2,587,625
                                           ------------

            Semiconductors (6.1%)
 142,200    Intel Corp. .................    17,730,562
  13,400    LSI Logic Corp.*.............       706,013
  15,600    National Semiconductor
             Corp.*......................       838,500
  79,800    Texas Instruments, Inc. .....     5,765,549
                                           ------------
                                             25,040,624
                                           ------------

            Specialty Chemicals (0.5%)
 178,300    Grace (W. R.) & Co.*.........     2,239,894
                                           ------------

            Specialty Insurers (0.4%)
  28,300    XL Capital Ltd. (Class A)
             (Bermuda)...................     1,683,850
                                           ------------

            Telecommunications Equipment (4.5%)
  16,000    Corning Inc. ................     3,094,999
  53,500    Lucent Technologies Inc. ....     3,069,563
  16,805    Motorola, Inc. ..............     1,575,469
  26,600    Nokia Corp. (ADR)
             (Finland)...................     1,383,200

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
 129,400    Nortel Networks Corp. .......  $  7,028,037
  37,600    QUALCOMM Inc.*...............     2,493,350
                                           ------------
                                             18,644,618
                                           ------------

            Tobacco (0.5%)
  84,400    Philip Morris Companies,
             Inc.........................     2,204,950
                                           ------------
            TOTAL COMMON AND PREFERRED
            STOCKS
            (Identified Cost
            $373,501,072)................   402,745,647
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (a) (2.6%)
            U.S. GOVERNMENT AGENCY
 $11,000    Federal Home Loan Banks 6.30%
             due 06/01/00
             (Amortized Cost
             $11,000,000)................    11,000,000
                                           ------------

                                                           VALUE
------------------------------------------------------------------------

TOTAL INVESTMENTS
(Identified Cost $384,501,072) (b)......   99.3%       $413,745,647


OTHER ASSETS IN
EXCESS OF LIABILITIES...................     0.7          3,002,029
                                          ------        ------------


NET ASSETS.............................   100.0%        $416,747,676
                                          =====         ============


---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $46,754,635 and the aggregate gross unrealized depreciation is $17,510,060, resulting in net unrealized appreciation of $29,244,575.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000

ASSETS:
Investments in securities, at value
 (identified cost $384,501,072).............................  $413,745,647
Cash........................................................        61,559
Receivable for:
    Investments sold........................................     7,165,811
    Shares of beneficial interest sold......................     1,027,780
    Dividends...............................................       306,867
Prepaid expenses and other assets...........................        97,924
                                                              ------------
    TOTAL ASSETS............................................   422,405,588
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     4,454,875
    Shares of beneficial interest repurchased...............       442,660
    Plan of distribution fee................................       362,608
    Investment management fee...............................       319,462
Accrued expenses and other payables.........................        78,307
                                                              ------------
    TOTAL LIABILITIES.......................................     5,657,912
                                                              ------------
    NET ASSETS..............................................  $416,747,676
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $342,813,456
Net unrealized appreciation.................................    29,244,575
Accumulated undistributed net realized gain.................    44,689,645
                                                              ------------
    NET ASSETS..............................................  $416,747,676
                                                              ============
CLASS A SHARES:
Net Assets..................................................   $12,482,785
Shares Outstanding (unlimited authorized, $.01 par value)...       968,946
    NET ASSET VALUE PER SHARE...............................        $12.88
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $13.59
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $374,215,095
Shares Outstanding (unlimited authorized, $.01 par value)...    29,452,428
    NET ASSET VALUE PER SHARE...............................        $12.71
                                                              ============
CLASS C SHARES:
Net Assets..................................................   $24,710,700
Shares Outstanding (unlimited authorized, $.01 par value)...     1,941,238
    NET ASSET VALUE PER SHARE...............................        $12.73
                                                              ============
CLASS D SHARES:
Net Assets..................................................    $5,339,096
Shares Outstanding (unlimited authorized, $.01 par value)...       412,376
    NET ASSET VALUE PER SHARE...............................        $12.95
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

STATEMENT OF OPERATIONS
For the year ended May 31, 2000
NET INVESTMENT LOSS:

INCOME
Dividends (net of $31,740 foreign withholding tax)..........  $  3,032,216
Interest....................................................       762,698
                                                              ------------

    TOTAL INCOME............................................     3,794,914
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................        26,899
Plan of distribution fee (Class B shares)...................     3,308,717
Plan of distribution fee (Class C shares)...................       200,582
Investment management fee...................................     3,088,832
Transfer agent fees and expenses............................       382,622
Shareholder reports and notices.............................        75,767
Professional fees...........................................        66,257
Registration fees...........................................        66,253
Custodian fees..............................................        41,612
Trustees' fees and expenses.................................        12,564
Offering costs..............................................         7,533
Other.......................................................        27,969
                                                              ------------

    TOTAL EXPENSES..........................................     7,305,607
                                                              ------------

    NET INVESTMENT LOSS.....................................    (3,510,693)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    48,901,924
Net unrealized appreciation.................................   (14,053,513)
                                                              ------------

    NET GAIN................................................    34,848,411
                                                              ------------

NET INCREASE................................................  $ 31,337,718
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                                       FOR THE PERIOD
                                                        FOR THE YEAR   JULY 29, 1998*
                                                           ENDED          THROUGH
                                                        MAY 31, 2000   MAY 31, 1999
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss...................................  $ (3,510,693)   $ (1,293,228)
Net realized gain.....................................    48,901,924       2,324,956
Net unrealized appreciation...........................   (14,053,513)     43,298,088
                                                        ------------    ------------

    NET INCREASE......................................    31,337,718      44,329,816
                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares........................................       (56,992)             --
Class B shares........................................    (1,843,858)             --
Class C shares........................................      (108,119)             --
Class D shares........................................        (5,936)             --
                                                        ------------    ------------

    TOTAL DISTRIBUTIONS...............................    (2,014,905)             --
                                                        ------------    ------------

Net increase from transactions in shares of
 beneficial interest..................................    90,334,680     252,660,367
                                                        ------------    ------------

    NET INCREASE......................................   119,657,493     296,990,183

NET ASSETS:
Beginning of period...................................   297,090,183         100,000
                                                        ------------    ------------

    END OF PERIOD.....................................  $416,747,676    $297,090,183
                                                        ============    ============

---------------------

* Commencement of operations.
                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS May 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities. The Fund was organized as a Massachusetts business trust on April 6, 1998 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on July 29, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Miller Anderson & Sherrerd, LLP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities

MORGAN STANLEY DEAN WITTER EQUITY FUND
having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $116,000 which has been reimbursed for the full amount thereof. Such expenses were deferred and were fully amortized as of July 29, 1999.

MORGAN STANLEY DEAN WITTER EQUITY FUND

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.85% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 2000, the Agreement was amended to reduce the annual rate to 0.825% of the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.80% of the portion of daily net assets in excess of $1 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,681,445 at May 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

MORGAN STANLEY DEAN WITTER EQUITY FUND
respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $121, $802,961 and $12,889, respectively and received $76,280 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2000 aggregated $726,265,914 and $645,045,654, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $3,528,913, paid-in-capital was credited $18,220 and net investment loss was credited $3,510,693.

MORGAN STANLEY DEAN WITTER EQUITY FUND

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                   FOR THE PERIOD
                                                                    FOR THE YEAR                   JULY 29, 1998*
                                                                        ENDED                          THROUGH
                                                                    MAY 31, 2000                    MAY 31, 1999
                                                              -------------------------       -------------------------
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................     680,622   $  8,450,081          986,023   $  9,815,933
Reinvestment of distributions...............................       4,491         56,008               --             --
Redeemed....................................................    (390,693)    (4,809,851)        (313,997)    (3,248,973)
                                                              ----------   ------------       ----------   ------------
Net increase - Class A......................................     294,420      3,696,238          672,026      6,566,960
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................  11,552,357    142,064,646       26,743,761    266,671,820
Reinvestment of distributions...............................     138,513      1,709,254               --             --
Redeemed....................................................  (5,628,367)   (69,821,299)      (3,356,336)   (33,876,428)
                                                              ----------   ------------       ----------   ------------
Net increase - Class B......................................   6,062,503     73,952,601       23,387,425    232,795,392
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................   1,000,623     12,393,231        1,753,484     17,458,304
Reinvestment of distributions...............................       8,374        103,671               --             --
Redeemed....................................................    (412,853)    (5,078,743)        (410,890)    (4,196,497)
                                                              ----------   ------------       ----------   ------------
Net increase - Class C......................................     596,144      7,418,159        1,342,594     13,261,807
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................     794,026     10,366,417            3,326         36,208
Reinvestment of distributions...............................         397          4,971               --             --
Redeemed....................................................    (387,873)    (5,103,706)              --             --
                                                              ----------   ------------       ----------   ------------
Net increase - Class D......................................     406,550      5,267,682            3,326         36,208
                                                              ----------   ------------       ----------   ------------
Net increase in Fund........................................   7,359,617   $ 90,334,680       25,405,371   $252,660,367
                                                              ==========   ============       ==========   ============

---------------------
* Commencement of operations.

MORGAN STANLEY DEAN WITTER EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                             FOR THE PERIOD
                                                              FOR THE YEAR   JULY 29, 1998*
                                                                 ENDED          THROUGH
                                                              MAY 31, 2000    MAY 31, 1999
-------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................     $11.76          $10.00
                                                                 ------          ------

Income (loss) from investment operations:
 Net investment income (loss)...............................      (0.03)           0.01
 Net realized and unrealized gain...........................       1.22            1.75
                                                                 ------          ------

Total income from investment operations.....................       1.19            1.76
                                                                 ------          ------

Less distributions from net realized gain...................      (0.07)             --
                                                                 ------          ------

Net asset value, end of period..............................     $12.88          $11.76
                                                                 ======          ======

TOTAL RETURN+...............................................      10.12 %         17.60%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................       1.29 %          1.38%(2)

Net investment income (loss)................................      (0.25)%          0.07%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $12,483          $7,933

Portfolio turnover rate.....................................        184 %            80%(1)

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

                                                                             FOR THE PERIOD
                                                              FOR THE YEAR   JULY 29, 1998*
                                                                 ENDED          THROUGH
                                                              MAY 31, 2000    MAY 31, 1999
-------------------------------------------------------------------------------------------
CLASS B SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $11.69          $10.00
                                                                 ------          ------

Income (loss) from investment operations:
 Net investment loss........................................      (0.12)          (0.07)
 Net realized and unrealized gain...........................       1.21            1.76
                                                                 ------          ------

Total income from investment operations.....................       1.09            1.69
                                                                 ------          ------

Less distributions from net realized gain...................      (0.07)             --
                                                                 ------          ------

Net asset value, end of period..............................     $12.71          $11.69
                                                                 ======          ======

TOTAL RETURN+...............................................       9.32 %         16.90 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................       2.04 %          2.13 %(2)

Net investment loss.........................................      (1.00)%         (0.68)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................   $374,215        $273,345

Portfolio turnover rate.....................................        184 %            80 %(1)

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

                                                                             FOR THE PERIOD
                                                              FOR THE YEAR   JULY 29, 1998*
                                                                 ENDED          THROUGH
                                                              MAY 31, 2000    MAY 31, 1999
-------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $11.70         $ 10.00
                                                                 ------         -------

Income (loss) from investment operations:
 Net investment loss........................................      (0.12)          (0.04)
 Net realized and unrealized gain...........................       1.22            1.74
                                                                 ------         -------

Total income from investment operations.....................       1.10            1.70
                                                                 ------         -------

Less distributions from net realized gain...................      (0.07)             --
                                                                 ------         -------

Net asset value, end of period..............................     $12.73         $ 11.70
                                                                 ======         =======

TOTAL RETURN+...............................................       9.31 %         17.10 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................       2.04 %          1.91 %(2)
Net investment loss.........................................      (1.00)%         (0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $24,711         $15,744

Portfolio turnover rate.....................................        184 %            80 %(1)

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

                                                                             FOR THE PERIOD
                                                              FOR THE YEAR   JULY 29, 1998*
                                                                 ENDED          THROUGH
                                                              MAY 31, 2000    MAY 31, 1999
-------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $11.79          $10.00
                                                                 ------          ------

Income (loss) from investment operations:
 Net investment income (loss)...............................      (0.01)           0.03
 Net realized and unrealized gain...........................       1.24            1.76
                                                                 ------          ------

Total income from investment operations.....................       1.23            1.79
                                                                 ------          ------

Less distributions from net realized gain...................      (0.07)             --
                                                                 ------          ------

Net asset value, end of period..............................     $12.95          $11.79
                                                                 ======          ======

TOTAL RETURN+...............................................      10.43%          17.90%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................       1.04%           1.13%(2)

Net investment income.......................................       0.00%           0.32%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $5,339             $69

Portfolio turnover rate.....................................        184%             80%(1)

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Equity Fund (the "Fund") at May 31, 2000, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
June 30, 2000

MORGAN STANLEY DEAN WITTER EQUITY FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past fiscal year and the period ended May 31, 1999 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the most recent fiscal year and the period ended May 31, 1999 and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such periods.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
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Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
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Miller Anderson & Sherrerd, LLP
One Tower Bridge
West Conshohocken, Pennsylvania 19428

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
EQUITY FUND


Annual Report
May 31, 2000